UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON WESTERN ASSET

VARIABLE ADJUSTABLE RATE INCOME

PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 27.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	$5,000	$5,500
Station Casinos Inc., Senior Notes	6.000%	4/1/12	50,000	8	(a)(b)

Total Hotels, Restaurants & Leisure				5,508

Media - 0.1%
DISH DBS Corp., Senior Notes	6.625%	10/1/14	20,000	20,950
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	5,000	5,494	(c)

Total Media				26,444

Multiline Retail - 0.1%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	5,372	5,607	(d)

TOTAL CONSUMER DISCRETIONARY				37,559

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
PepsiCo Inc., Senior Notes	0.556%	7/15/11	60,000	60,061	(e)

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	5,000	5,175

Oil, Gas & Consumable Fuels - 2.1%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	5,000	4,925
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	10,000	10,825
El Paso Corp., Senior Notes	8.250%	2/15/16	10,000	11,175
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	10,000	9,964	(e)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	5,000	3,825
Pemex Project Funding Master Trust, Senior Notes	0.896%	12/3/12	410,000	408,975	(c)(e)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	10,000	10,375	(c)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,000	10,052

Total Oil, Gas & Consumable Fuels				470,116

TOTAL ENERGY				475,291

FINANCIALS - 21.2%
Capital Markets - 2.8%
Goldman Sachs Group Inc., Bonds	0.668%	11/9/11	225,000	225,848	(e)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	200,000	54,500	(a)(b)(c)
Merrill Lynch & Co. Inc., Senior Notes	0.523%	6/5/12	220,000	216,789	(e)
Morgan Stanley, Senior Notes	2.876%	5/14/13	120,000	122,383	(e)

Total Capital Markets				619,520

Commercial Banks - 8.2%
ANZ National International Ltd., Senior Notes	0.615%	8/5/11	200,000	200,211	(c)(e)
Bank of Nova Scotia, Senior Notes	0.543%	3/5/12	170,000	170,535	(e)
Dexia Credit Local NY, Senior Notes	0.693%	3/5/13	250,000	249,258	(c)(e)
Glitnir Banki HF, Senior Notes	3.255%	1/18/12	200,000	62,000	(a)(b)(c)(e)
ING Bank NV, Senior Notes	2.625%	2/9/12	200,000	204,497	(c)
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	200,000	22,500	(a)(b)(c)(e)
Union Bank NA, Senior Notes	0.372%	3/16/11	250,000	250,214	(e)
Wells Fargo & Co., Senior Notes	0.588%	1/24/12	200,000	199,283	(e)
Westpac Banking Corp.	0.665%	4/19/11	250,000	250,322	(c)(e)
Westpac Banking Corp., Notes	3.250%	12/16/11	110,000	113,277	(c)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	100,000	105,906	(c)

Total Commercial Banks				1,828,003

Consumer Finance - 3.3%
American Honda Finance Corp., Senior Notes	5.125%	12/15/10	250,000	252,200	(c)
Caterpillar Financial Services Corp., Senior Notes	1.039%	6/24/11	220,000	221,261	(e)
GMAC Inc., Notes	2.200%	12/19/12	180,000	186,173
GMAC Inc., Senior Notes	7.500%	12/31/13	70,000	75,075

Total Consumer Finance				734,709

Diversified Financial Services - 4.6%
Citigroup Funding Inc., Notes	0.589%	3/30/12	265,000	266,967	(e)
Citigroup Inc., Senior Notes	6.000%	12/13/13	60,000	65,831

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - continued
General Electric Capital Corp., Senior Notes	0.618%	10/21/10	$250,000	$250,050	(e)
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	210,000	216,804
JPMorgan Chase & Co., Senior Notes	0.417%	12/21/11	210,000	209,542	(e)

Total Diversified Financial Services				1,009,194

Insurance - 2.3%
Berkshire Hathaway Finance Corp., Senior Notes	0.652%	1/13/12	90,000	90,073	(e)
Berkshire Hathaway Inc., Senior Notes	0.391%	2/10/11	200,000	200,034	(e)
Berkshire Hathaway Inc., Senior Notes	0.591%	2/10/12	50,000	50,106	(e)
MetLife Inc., Senior Notes	1.674%	8/6/13	170,000	171,393	(e)

Total Insurance				511,606

TOTAL FINANCIALS				4,703,032

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
HCA Inc., Senior Secured Notes	9.625%	11/15/16	97,000	105,487	(d)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	30,000	33,263	(f)
US Oncology Holdings Inc., Senior Notes	6.737%	3/15/12	5,167	4,922	(d)(e)

TOTAL HEALTH CARE				143,672

INDUSTRIALS - 0.1%
Airlines - 0.1%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	10,000	10,126	(c)

Commercial Services & Supplies - 0.0%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	10,000	9,850	(c)

TOTAL INDUSTRIALS				19,976

MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	10,000	11,176
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	2,000	2,468

Total Metals & Mining				13,644

Paper & Forest Products - 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	5,000	3,725	(c)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	5,000	4,500

Total Paper & Forest Products				8,225

TOTAL MATERIALS				21,869

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	15,000	16,387
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	5,000	5,338	(c)
Qwest Corp., Senior Notes	3.542%	6/15/13	20,000	21,000	(e)

Total Diversified Telecommunication Services				42,725

Wireless Telecommunication Services - 1.8%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	2.946%	5/20/11	200,000	203,368	(e)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	5,000	5,331
Vodafone Group PLC, Notes	0.584%	2/27/12	200,000	200,315	(e)

Total Wireless Telecommunication Services				409,014

TOTAL TELECOMMUNICATION SERVICES				451,739

UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
AES Corp., Senior Notes	7.750%	10/15/15	40,000	43,000
Edison Mission Energy, Senior Notes	7.625%	5/15/27	20,000	13,550
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	28,921	13,954	(d)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	66,764	66,592

TOTAL UTILITIES				137,096

TOTAL CORPORATE BONDS & NOTES (Cost - $6,552,128)				6,050,295

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 16.1%
FINANCIALS - 16.1%
Automobiles - 0.3%
Ford Credit Auto Owner Trust, 2009-B A2	2.100%	11/15/11	$12,973	$12,983
Ford Credit Auto Owner Trust, 2009-D A2	1.210%	1/15/12	46,023	46,068

Total Automobiles				59,051

Credit Cards - 1.5%
Bank of America Credit Card Trust, 2008-A1 A1	0.837%	4/15/13	140,000	140,080	(e)
Chase Issuance Trust, 2006-A5 A	0.277%	11/15/13	200,000	199,705	(e)

Total Credit Cards				339,785

Diversified Financial Services - 0.4%
Business Loan Express, 2002-AA A	0.906%	6/25/28	90,001	61,952	(c)(e)
Business Loan Express, 2003-2A A	1.056%	1/25/32	22,201	15,415	(c)(e)
Business Loan Express, 2003-AA A	1.207%	5/15/29	30,201	21,118	(c)(e)

Total Diversified Financial Services				98,485

Home Equity - 12.8%
Argent Securities Inc., 2004-W10 A2	0.646%	10/25/34	51,175	46,111	(e)
Asset-Backed Securities Corp., Home Equity Loan Trust, 2001-HE3 A1	0.797%	11/15/31	56,388	48,597	(e)
Bear Stearns Asset-Backed Securities I Trust, 2004-BO1 2A2	0.656%	9/25/34	542,728	511,647	(e)
Bear Stearns Asset-Backed Securities Inc., 2003-1 A1	1.256%	11/25/42	104,944	92,131	(e)
Bear Stearns Asset-Backed Securities Inc., 2003-SD1 A	0.706%	12/25/33	128,953	110,988	(e)
Bear Stearns Asset-Backed Securities Inc., 2003-SD3 A	0.736%	10/25/33	31,975	27,791	(e)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.476%	12/25/36	71,684	58,592	(c)(e)
CDC Mortgage Capital Trust, 2002-HE1 A	0.876%	1/25/33	64,186	48,661	(e)
Countrywide Asset-Backed Certificates, 2004-6 2A4	0.706%	11/25/34	161,123	142,073	(e)
Countrywide Asset-Backed Certificates, 2006-SD2 1A1	0.606%	5/25/46	95,608	64,789	(c)(e)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.586%	7/25/36	142,463	80,145	(c)(e)
Countrywide Home Equity Loan Trust, 2004-J 2A	0.547%	12/15/33	57,438	29,297	(e)
EMC Mortgage Loan Trust, 2004-C A1	0.806%	3/25/31	61,635	51,063	(c)(e)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.466%	11/25/36	57,205	25,327	(e)
GSAMP Trust, 2006-SEA1 A	0.556%	5/25/36	117,479	97,695	(c)(e)
Lehman XS Trust, 2006-16N A4B	0.496%	11/25/46	234,647	53,760	(e)
Merrill Lynch Mortgage Investors Trust, 2006-SD1 A	0.536%	1/25/47	116,471	76,750	(e)
New Century Home Equity Loan Trust, 2004-2 M2	0.876%	8/25/34	390,000	311,744	(e)
Option One Mortgage Loan Trust, 2003-1 A2	1.096%	2/25/33	258,161	213,493	(e)
RAAC Series, 2006-RP2 A	0.506%	2/25/37	103,926	67,770	(c)(e)
RAAC Series, 2006-RP3 A	0.526%	5/25/36	122,202	69,690	(c)(e)
RAAC Series, 2006-RP4 A	0.546%	1/25/46	182,893	123,177	(c)(e)
Renaissance Home Equity Loan Trust, 2003-2 A	0.696%	8/25/33	133,631	118,212	(e)
Renaissance Home Equity Loan Trust, 2003-3 A	0.756%	12/25/33	150,715	126,706	(e)
Residential Asset Securities Corp., 2002-KS4 AIIB	0.756%	7/25/32	51,739	28,014	(e)
SACO I Trust, 2005-10 1A	0.516%	6/25/36	83,285	31,275	(e)
SACO I Trust, 2005-2 A	0.456%	4/25/35	5,607	2,212	(c)(e)
SACO I Trust, 2005-8 A1	0.816%	11/25/35	42,391	21,244	(e)
SACO I Trust, 2005-WM3 A1	0.776%	9/25/35	21,699	9,235	(e)
Saxon Asset Securities Trust, 2002-1 AV1	0.756%	3/25/32	14,826	12,111	(e)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.936%	1/25/34	4,045	3,139	(e)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.936%	1/25/33	35,567	28,499	(e)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.686%	3/25/37	143,968	107,616	(c)(e)(f)

Total Home Equity				2,839,554

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Student Loan - 1.1%
Carrington Mortgage Loan Trust, 2005-NC5 A2	0.576%	10/25/35	$81,941	$78,026	(e)
Sierra CLO Ltd., 2006-2A X	0.763%	1/22/13	100,000	97,000	(c)(e)(f)
SLC Student Loan Trust, 2005-2 A1	0.292%	3/15/18	52,105	52,039	(e)
SLC Student Loan Trust, 2008-2 A1	0.692%	9/15/14	10,078	10,083	(e)

Total Student Loan				237,148

TOTAL ASSET-BACKED SECURITIES (Cost - $4,572,039)				3,574,023

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.1%
Banc of America Mortgage Securities Inc., 2003-F 1A1	2.748%	7/25/33	13,378	12,670	(e)
Banc of America Mortgage Securities Inc., 2004-A 1A1	3.467%	2/25/34	10,352	8,634	(e)
Banc of America Mortgage Securities Inc., 2005-A 2A1	3.179%	2/25/35	68,213	59,774	(e)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.096%	11/25/34	24,180	12,521	(e)
Bear Stearns ARM Trust, 2004-12 1A1	3.485%	2/25/35	44,260	37,183	(e)
Bear Stearns ARM Trust, 2005-6 1A1	2.938%	8/25/35	178,728	131,249	(e)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	0.856%	10/25/33	159,590	145,164	(e)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.488%	7/20/35	140,085	84,511	(e)
Countrywide Alternative Loan Trust, 2005-72 A1	0.526%	1/25/36	162,051	106,383	(e)
Countrywide Alternative Loan Trust, 2006-OA22 A1	0.416%	2/25/47	354,483	225,544	(e)
Countrywide Alternative Loan Trust, 2006-OA7 3A1	0.466%	6/25/46	158,915	83,976	(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.472%	6/19/31	27,753	26,344	(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.756%	12/25/17	36,142	33,554	(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-3 2A1	0.506%	3/25/36	150,587	94,115	(e)
Countrywide Home Loans, 2006-R2 AF1	0.676%	7/25/36	134,405	109,556	(c)(e)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.706%	6/25/34	117,637	95,654	(e)
Federal National Mortgage Association (FNMA), Grantor Trust, 2001-T1 A2	4.545%	10/25/40	170,107	175,600	(e)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.324%	3/25/42	65,057	65,282	(e)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.909%	3/25/27	77,979	79,649	(e)
Federal National Mortgage Association (FNMA), REMIC Trust, 2003-124 F	0.556%	1/25/34	20,306	20,289	(e)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.556%	10/25/35	69,237	69,062	(e)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.656%	8/25/33	109,205	109,445	(e)
Federal National Mortgage Association (FNMA), Whole Loan	0.606%	9/25/42	41,787	41,795	(e)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W14 2A	4.504%	1/25/43	45,779	48,193	(e)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.293%	2/25/36	138,194	90,630	(e)
Harborview Mortgage Loan Trust, 2005-13 2A12	1.027%	2/19/36	209,251	123,589	(e)
Harborview Mortgage Loan Trust, 2005-8 1A2A	0.587%	9/19/35	314,280	197,165	(e)
Harborview Mortgage Loan Trust, 2006-13 A	0.437%	11/19/46	110,875	57,131	(e)
Harborview Mortgage Loan Trust, 2006-14 2A1A	0.407%	1/25/47	313,723	176,447	(e)
Harborview Mortgage Loan Trust, 2006-14 2A1B	0.457%	1/25/47	250,979	59,615	(e)
Harborview Mortgage Loan Trust, 2006-14 2A1C	0.427%	1/25/47	192,833	61,740	(e)
IMPAC CMB Trust, 2003-8 1A2	1.256%	10/25/33	19,766	17,373	(e)
IMPAC CMB Trust, 2005-7 A1	0.516%	11/25/35	181,812	103,232	(e)
IMPAC Secured Assets Corp., 2004-3 1A4	1.056%	11/25/34	43,828	40,023	(e)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.456%	5/25/36	40,884	18,259	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.153%	10/25/35	$204,868	$165,579	(e)
Lehman Structured Securities Corp., 2005-1 A1	0.596%	9/26/45	37,188	23,487	(c)(e)
MASTR Alternative Loans Trust, PAC, 2003-7 7A1	0.656%	11/25/33	71,123	69,101	(e)
MASTR ARM Trust, 2003-6 5A1	2.523%	12/25/33	23,507	21,693	(e)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.780%	2/25/35	68,754	69,393	(e)
New York Mortgage Trust Inc., 2005-2 A	0.586%	8/25/35	107,568	94,646	(e)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.461%	9/25/46	400,000	167,525	(e)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.706%	11/25/33	26,648	21,186	(e)
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.656%	5/25/34	115,499	103,788	(e)
Sequoia Mortgage Trust, 2002-9 2A	2.322%	9/20/32	4,815	4,848	(e)
Sequoia Mortgage Trust, 2003-2 A1	0.917%	6/20/33	130,354	118,549	(e)
Structured ARM Loan Trust, 2004-1 2A	0.566%	2/25/34	7,762	7,202	(e)
Structured ARM Loan Trust, 2004-17 A1	1.313%	11/25/34	14,195	12,872	(e)
Structured ARM Loan Trust, 2004-7 A1	0.661%	6/25/34	12,049	9,438	(e)
Structured Asset Mortgage Investments Inc., 2003-AR2 A1	0.627%	12/19/33	53,578	46,112	(e)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	2.730%	8/25/35	19,066	15,591	(e)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A1	2.763%	12/27/35	96,375	59,508	(e)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A2	0.636%	12/27/35	96,327	22,793	(e)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A3	0.446%	7/25/46	255,479	138,727	(e)
Structured Asset Mortgage Investments Inc., 2007-AR4 A1	0.456%	9/25/47	48,251	47,883	(e)
Structured Asset Securities Corp., 1998-3 M1	1.256%	3/25/28	31,567	28,119	(e)
Structured Asset Securities Corp., 1998-8 M1	1.196%	8/25/28	68,531	53,389	(e)
Structured Asset Securities Corp., 2002-16A 1A1	3.079%	8/25/32	62,272	62,118	(e)
Structured Asset Securities Corp., 2002-8A 7A1	2.163%	5/25/32	16,714	14,259	(e)
Structured Asset Securities Corp., 2003-8 2A9	0.756%	4/25/33	11,524	10,532	(e)
Structured Asset Securities Corp., 2004-NP1 A	0.656%	9/25/33	47,560	40,426	(c)(e)(f)
Structured Asset Securities Corp., 2005-RF3 2A	4.500%	6/25/35	86,299	73,147	(c)(e)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.156%	3/25/44	13,284	13,199	(e)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.897%	8/20/35	112,948	77,370	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR1 1A1	2.847%	11/25/30	49,478	44,592	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR2 A	1.770%	4/25/44	40,155	33,243	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1A	1.340%	5/25/46	148,527	83,229	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR6 2A	1.346%	8/25/46	312,652	173,782	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S6 2A8	0.656%	7/25/18	85,391	83,629	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.576%	8/25/45	193,698	163,382	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.526%	12/25/45	133,677	111,645	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.867%	9/25/36	101,348	81,534	(e)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A1	2.895%	11/25/34	87,264	84,657	(e)
Wells Fargo Mortgage Backed Securities Trust, PAC, 2003-5 A4	0.656%	5/25/33	60,112	60,328	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,623,679)				5,333,852

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED SENIOR LOANS - 5.1%
CONSUMER DISCRETIONARY - 2.1%
Media - 2.1%
CSC Holdings Inc., Term Loan B3	2.007%	3/29/16	$336,314	$328,415	(g)
SuperMedia Inc., Term Loan	11.000%	12/31/15	175,940	137,485	(g)

TOTAL CONSUMER DISCRETIONARY				465,900

MATERIALS - 1.6%
Paper & Forest Products - 1.6%
Georgia-Pacific Corp., Term Loan	2.289 -2.299%	12/21/12	217,423	216,472	(g)
Georgia-Pacific Corp., Term Loan C	3.539 -3.543%	12/23/14	139,430	139,528	(d)(g)

TOTAL MATERIALS				356,000

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
NRG Energy Inc., Term Loan	1.789%	2/1/13	65,979	64,398	(g)
NRG Energy Inc., Term Loan B	3.539%	8/31/15	247,501	247,501	(g)

TOTAL UTILITIES				311,899

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $1,340,089)				1,133,799

SOVEREIGN BONDS - 0.3%
Russia - 0.3%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $61,071)	7.500%	3/31/30	54,595	65,334	(c)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.0%
U.S. Government Agencies - 17.0%
Federal Farm Credit Bank (FFCB), Bonds	0.296%	1/28/11	250,000	250,088	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	0.206%	12/29/11	250,000	249,986	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.326%	2/1/11	150,000	149,999	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.362%	3/9/11	211,000	211,151	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.536%	2/1/23	63,779	67,009	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.475%	4/1/26	139,566	146,365	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.409%	1/1/27	76,453	79,612	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.764%	7/1/29	27,089	28,365	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.724%	8/1/30	41,836	43,844	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.869%	10/1/33	17,158	17,893	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.843%	5/1/33	92,842	97,565	(e)
Federal National Mortgage Association (FNMA)	12.000%	4/20/16	79,687	92,279
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.128%	8/1/15	69,634	70,174	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.757%	4/1/20	81,207	82,746	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.492%	11/1/25	107,170	110,850	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.677%	1/1/26	146,643	154,028	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.629%	7/1/26	174,356	183,144	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies (continued)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.410%	5/1/28	$455,033	$472,221	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.652%	5/1/28	45,477	47,743	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.702%	9/1/30	73,577	77,218	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.408%	9/1/32	25,837	27,023	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.665%	1/1/33	6,332	6,604	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.590%	2/1/33	16,243	16,943	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.636%	5/1/33	19,575	20,451	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.659%	9/1/33	88,326	92,399	(e)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.212%	1/1/33	7,919	7,944	(e)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.614%	7/1/33	46,423	48,590	(e)
Federal National Mortgage Association (FNMA), One Year LIBOR	3.336%	10/1/33	35,260	36,577	(e)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.719%	10/1/34	80,242	83,553	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.600%	4/1/33	76,253	76,791	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.041%	5/1/33	30,410	31,492	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.047%	6/1/33	11,566	12,012	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.947%	10/1/34	172,985	180,422	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	4.000%	9/1/35	240,759	250,116	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/26	50,144	51,745	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/32	13,607	14,041	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	1/20/35	79,519	81,843	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.875%	2/20/35	104,896	107,280	(e)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,687,695)				3,778,106

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
U.S. Treasury Notes, Inflation Indexed (Cost - $79,741)	2.375%	1/15/17	81,079	91,492	(h)

			SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Dex One Corp.			32	393	*
SuperMedia Inc.			899	9,503	*

TOTAL CONSUMER DISCRETIONARY				9,896

MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp.			248	4,052	*

TOTAL COMMON STOCKS (Cost - $72,052)				13,948

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	4	0	*(b)(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $23,988,494)				$20,040,849

SHORT-TERM INVESTMENTS - 9.5%
Repurchase Agreements - 9.5%
Morgan Stanley tri-party repurchase agreement dated 9/30/10; Proceeds at maturity - $2,107,012; (Fully collateralized by U.S. government agency obligations, 0.182% due 12/14/11; Market value - $2,149,408) (Cost - $2,107,000)	0.200%	10/1/10	$2,107,000	2,107,000

TOTAL INVESTMENTS - 99.9% (Cost - $26,095,494#)				22,147,849
Other Assets in Excess of Liabilities - 0.1%				17,893

TOTAL NET ASSETS - 100.0%				$22,165,742

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of September 30, 2010.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

CMT	— Constant Maturity Treasury

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$6,050,295	—	$6,050,295
Asset-backed securities	—	3,477,023	$97,000	3,574,023

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Collateralized mortgage obligations	—	$5,293,426	$40,426		$5,333,852
Collateralized senior loans	—	1,133,799	—		1,133,799
Sovereign bonds	—	65,334	—		65,334
U.S. government & agency obligations	—	3,778,106	—		3,778,106
U.S. treasury inflation protected securities	—	91,492	—		91,492
Common stocks	$13,948	—	—		13,948
Warrants	—	—	0	*	0	*

Total long-term investments	$13,948	$19,889,475	$137,426		$20,040,849

Short-term investments†	—	2,107,000	—		2,107,000

Total investments	$13,948	$21,996,475	$137,426		$22,147,849

Other financial instruments:
Futures contracts	17,819	—	—		17,819

Total	$31,767	$21,996,475	$137,426		$22,165,668

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	WARRANTS		TOTAL
Balance as of December 31, 2009	—	—	$0	*	$0	*
Accrued premiums/discounts	$1,061	—	—		1,061
Realized gain (loss)(1)	885	—	—		885
Change in unrealized appreciation (depreciation)(2)	892	—	0	*	892
Net purchases (sales)	94,162	—	—		94,162
Transfers in to Level 3	—	$40,426	—		40,426
Transfers out of Level 3	—	—	—		—

Balance as of September 30, 2010	$97,000	$40,426	$0	*	$137,426

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010(2)	$892	—	0	*	$892

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio

Notes to Schedule of Investments (unaudited) (continued)

seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$236,221
Gross unrealized depreciation	(4,183,866)

Net unrealized depreciation	$(3,947,645)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2010, the Portfolio had the following open futures contracts:
	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Buy:
90-Day Eurodollar	9	9/11	$2,226,404	$2,236,950	$10,546
U.S. Treasury 2-Year Notes	6	12/10	1,314,941	1,316,906	1,965
U.S. Treasury 5-Year Notes	6	12/10	719,895	725,203	5,308

Net unrealized gain on open futures contracts					$17,819

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$17,819	—

During the period ended September 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average market value
Futures contracts (to buy)	$7,628,518
Futures contracts (to sell)†	1,434,331

†	At September 30, 2010, there were no open positions held in this derivative.

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010